Earnings (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share Attribute to Ordinary Shareholders (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Feb. 28, 2019 CNY (¥) ¥ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2017 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to ordinary shareholders	¥ (601)	$ (90)	¥ 44,373	¥ 17,666
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends | ¥			7,768	4,058
Net income (loss) attributable to ordinary shareholders-basic and diluted	¥ (601)	$ (90)	¥ 36,605	¥ 13,608
Weighted average number of ordinary shares outstanding-basic	24,053,492	24,053,492	17,057,056	14,000,000
Plus: share options			1,467,588	470,129
Weighted average number of ordinary shares outstanding-diluted	24,053,492	24,053,492	18,524,644	14,470,129
Basic net income (loss) per share | (per share)	¥ (0.02)	$ (0.004)	¥ 2.15	¥ 0.97
Diluted net income (loss) per share | (per share)	¥ (0.02)	$ (0.004)	¥ 1.98	¥ 0.94